VIA EDGAR
---------

July 29, 2010

Ellen Sazzman, Senior Counsel
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-4644

RE:Lincoln Variable Insurance Products Trust (the "Trust")
   (File Nos. 033-70742 and 811-08090)
   Post-Effective Amendment No. 91

Dear Ms. Sazzman:

Attached for filing via EDGAR is Post-Effective Amendment No. 91 (the "Amendment") to the Registration Statement on Form N-1A of the above-referenced registrant (the "Registrant"). The Amendment is being filed pursuant to Rule 485(b) under the Securities Act of 1933.

The effective date of the attached post-effective amendment will be July 30, 2010. As counsel, I have reviewed the changes effected in the attached post-effective amendment. Based on this review, and in accordance with the second sentence of Rule 485(b)(4), I furnish this written representation that the post-effective amendment does not contain disclosures that would render it ineligible to become effective under paragraph (b) of that Rule.

Please contact the undersigned at 603-226-5706 if you have any questions or comments.

Very truly yours,

/s/  Craig D. Moreshead
Craig D. Moreshead
Senior Counsel

Enclosures

cc: Colleen E. Tonn, Esq.